Restructuring Expenses (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Restructuring and Related Activities [Abstract]
Schedule of restructuring and related costs

The following table provides the year-to-date activity of the Company’s restructuring reserves as of March 31, 2018:

(in thousands)	Lease Liability
Reserve balance at December 31, 2017	$604
Charges	—
Payments/Utilizations	(58)

Reserve balance at March 31, 2018	$546

The following table provides the year-to-date activity of the Company’s restructuring reserves as of December 31, 2017:

(in thousands)	Lease Liability
Reserve balance at December 31, 2016	$820
Charges	—
Payments/Utilizations	(216)

Reserve balance at December 31, 2017	$604